[CHASE VISTA FUNDS(SM) LOGO]



                                     ANNUAL
                                     REPORT

                           -------------------------

                 Chase Vista(SM). Make the Powerful Connection.


                     CHASE VISTA U.S. TREASURY INCOME FUND

                  CHASE VISTA U.S. GOVERNMENT SECURITIES FUND

                             CHASE VISTA BOND FUND

                        CHASE VISTA SHORT-TERM BOND FUND





October 31, 1998                                                    ARF1-2-1298


                         CHASE VISTA FIXED INCOME FUNDS

                                   Highlights

o Although the U.S. economy continued its impressive growth, the Federal Reserve Board's stance became more accommodative as the year progressed due to concerns about the global economic slowdown.

o U.S. Treasury securities benefited as global investors sought a safe haven in what are widely considered the world's safest securities.

o The yield on the 30-year U.S. Treasury bond fell from 6.15% on October 31, 1997 to 5.15% on October 31, 1998.

-------------------------------------------------------------------------------
                                    CONTENTS
-------------------------------------------------------------------------------

Chairman's Letter                                                           3

Chase Vista U.S. Treasury Income Fund
    Fund Commentary o Portfolio of Investments                              4

Chase Vista U.S. Government Securities Fund
    Fund Commentary o Portfolio of Investments                             11

Chase Vista Bond Fund
    Fund Commentary o Portfolio of Investments                             18

Chase Vista  Short-Term  Bond Fund
    Fund Commentary o Portfolio of Investments                             29

Financial Statements                                                       37

Notes to Financial Statements                                              40

Financial Highlights                                                       47

-------------------------------------------------------------------------------

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE
   CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
                 RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.
    INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE
                     LOSS OF THE PRINCIPAL AMOUNT INVESTED.

-------------------------------------------------------------------------------

                               Chase Vista Funds
                               Chairman's Letter

                                                                December 1, 1998
Dear Shareholder:

We are pleased to present this annual report for the following Chase Vista Fixed Income Funds for the year ended October 31, 1998:


o  U.S. Treasury Income Fund           o  Bond Fund
o  U.S. Government Securities Fund     o  Short-Term Bond Fund

Bonds Perform Well as Economic Growth Continues

As the long economic expansion continued in the United States during the reporting year, bond markets posted positive results thanks to a continuing absence of serious inflationary pressures, a positive supply and demand picture and a moderation in US economic activity due to the Asian economic crisis.

In the beginning of the reporting period, bond market activity was partially driven by investor concern over whether the strong pace of economic activity and "irrational exuberance" in the stock market would cause the Federal Reserve Board to make a preemptive strike against potential inflation by raising short-term interest rates. As the reporting year progressed, however, it became clear that the Fed viewed global economic problems as a bigger threat than inflation and growth in the U.S. economy, especially given the disinflationary trend at the manufacturing level.

Budget Surplus, Flight to Quality Support Treasury Prices

On a technical level, the U.S. Treasury market in particular benefited from a combination of the Federal budget surplus and investor preference for the world's safest securities during a year which saw high levels of global market volatility. For the year, the yield on the 30-year U.S. Treasury bond fell from 6.15% on October 31, 1997 to 5.15% on October 31, 1998.

At its regular Federal Open Market Committee (FOMC) meeting in late September 1998, the Federal Reserve Board lowered the Federal Funds rate by .25% and then made an additional inter-meeting cut of .25% in mid-October. On November 11, after the reporting period ended, the Fed made a third .25% reduction.

During a year that highlighted the important role bonds play in a diversified portfolio, your Chase Vista portfolio management team did an exceptional job, with each of the long-term funds providing double-digit returns. All of us at Chase Vista will continue to work hard to continue to deliver solid investments that help you reach your financial goals regardless of the market environment. We appreciate the trust you have placed in us.


Sincerely,


/s/ Fergus Reid
---------------
Fergus Reid
Chairman

                     Chase Vista U.S. Treasury Income Fund
                             as of October 31, 1998
                                  (unaudited)

Fund Facts



                        Objective     Income

              Primary investments     High-quality U.S. Treasury Bonds

  Suggested investment time frame     Mid- to Long-Term

                 Market benchmark     Lehman Treasury Bond Index

            Lipper Funds category     General U.S. Government Funds Average

                                      Class A           Class B
                                      -------           -------

                   Inception date     9/8/87            11/4/93

                 Newspaper symbol     USTreas           Not listed

                       Net assets     $63.0 Million     $14.7 Million

                 Average maturity     6.0 years         6.0 years

                 Average duration     5.7 years         5.7 years

                  Average quality     AAA               AAA


Average Maturity/Quality

___________________
|     ||||||      |   High
______||||||_______
|     |    |      |   Med.
___________________
|     |    |      |   Low
___________________

Short.  Int.  Long

                     Chase Vista U.S. Treasury Income Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista U.S. Treasury Income Fund, which seeks to provide income through a portfolio of high-quality U.S. Treasury bonds, had a total return of 10.59% (Class A shares, without sales charge) for the year ended October 31, 1998.


How the Fund Was Managed

The Fund struggled on a relative basis in the last two months of 1997 as its conservative duration and yield curve stance did not allow it to participate fully in the Treasury rally that followed October's stock market volatility. However, performance picked up in early 1998 thanks to the implementation of a barbell yield curve strategy that focused on short- and long-term bonds relative to intermediate issues. Additionally, the portfolio management team aggressively extended the Fund's duration, which proved highly beneficial for the remainder of the reporting year as the yield on Treasuries generally fell.

By the middle of 1998, the management team recognized that Treasury securities were likely to outperform given the balanced budget agreement, a flight to quality due to "Asian contagion," the collapse of several highly-leveraged hedge funds and the expectation of slower U.S. economic growth and lower interest rates. The resulting continuation of the long duration strategy proved very positive for performance as Treasuries rallied sharply and the yield on the 30-year Treasury fell to an all-time low.

As the period ended, two Federal Reserve Board short-term interest rate cuts had restored much of the lost confidence and liquidity to the markets. Ironically, these moves actually caused Treasury price to fall (and yields to rise) as investors moved assets from Treasuries into equities, corporate securities and mortgage-backed securities.


Where the Fund May Be Headed

Although the Fed again cut short-term rates after the period ended, the management team believes that any further reductions will require new global financial and liquidity concerns. In the US, the management team anticipates that the expected economic slowdown will be very gradual. A cautiously optimistic outlook entering the new year was evidenced by a slightly long duration and a neutral yield curve stance.

                     Chase Vista U.S. Treasury Income Fund
                             as of October 31, 1998
                                  (unaudited)



How Much of the Fund Was Invested



[PIE CHART]

Cash/Other (2.3%)
Bonds (97.7%)


What the Fund Invested In
Percentage of Total Portfolio Investments


[PIE CHART]

U.S. Government Agency Obligations (9.9%)
U.S. Treasury Securities (90.1%)

                     Chase Vista U.S. Treasury Income Fund
                             as of October 31, 1998
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                  1 Year            5 Years            10 Years
                             --------------     --------------     ---------------
 Class A Shares
  Without Sales Charge            10.59%             5.87%               8.20%
  With Sales Charge*               5.62%             4.90%               7.71%
 Class B Shares
  Without CDSC                     9.68%             5.21%               7.82%
  With CDSC**                      4.68%             4.80%               7.82%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the ten year period.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for Class B Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares.

                     Chase Vista U.S. Treasury Income Fund
                             as of October 31, 1998
                                  (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista U.S. Treasury Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[PLOTPOINTS FOR LINE CHART]

                       Chase Vista U.S.           Lehman Treasury          Lipper Gen. U.S.
                     Treasury Income Fund           Bond Index             Govt. Funds Avg.
1988                         9550                     10000                    10000
1989                        10661                     11221                    10993
1990                        11269                     11866                    11592.5
1991                        12854                     13591                    13275
1992                        14062                     15003                    14441
1993                        15799                     16974                    16177
1994                        14917.6                   16218                    15219.6
1995                        17093                     18712                    17449
1996                        17702                     19660                    18143
1997                        19003                     21353                    19600
1998                        21016                     23824.9                  21373.9

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of Chase Vista U.S. Treasury Income Fund, the Lipper General U.S. Government Funds Average and the Lehman Treasury Bond Index from October 31, 1988 to October 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper General U.S. Government Funds Average represents the average performance of a universe of 187 actively managed U.S. government income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Treasury Bond Index is a replica (or model) of the U.S. government treasury securities market. This index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

Chase Vista U.S. Treasury Income Fund
Portfolio of Investments October 31, 1998


  Principal
    Amount
    (USD)     Issuer                                 Value
----------------------------------------------------------------
Long-Term Investments--89.3%
----------------------------------------------------------------
             U.S. Treasury Securities -- 89.3%
             ---------------------------------
              U.S. Treasury Notes and Bonds,
$3,500,000     5.375%, 06/30/03                      $ 3,654,770
 3,000,000     6.125%, 11/15/27                        3,375,930
 1,000,000     6.375%, 08/15/27                        1,152,340
 1,000,000     6.500%, 05/31/02                        1,068,910
 2,000,000     7.500%, 02/15/05                        2,324,380
 6,000,000     7.750%, 01/31/00                        6,240,000
11,400,000     7.875%, 08/15/01                       12,440,250
 8,000,000     8.500%, 02/15/20                       11,113,760
13,200,000     9.125%, 05/15/99                       13,517,592
 3,900,000     10.750%, 08/15/05                       5,275,374
 8,000,000     11.750%, 02/15/01                       9,276,240
                                                     -----------
              Total U.S. Treasury Securities          69,439,546
              (Cost $68,342,869)
----------------------------------------------------------------
              Total Long-Term Investments             69,439,546
              (Cost $68,342,869)
----------------------------------------------------------------
Short-Term Investments -- 10.1%
----------------------------------------------------------------
             U.S. Government Agency Obligations -- 9.9%
             ------------------------------------------
              Federal Home Loan Bank, Discount Note,
   100,000     4.755%, 03/18/99                           98,281
 7,565,000     5.350%, 11/02/98                        7,565,000
                                                     -----------
             Total U.S. Government Agency
             Obligations (Cost $7,663,281)             7,663,281
                                                     -----------
             U.S. Treasury Security -- 0.2%
             ------------------------------
   150,000    U.S. Treasury Bill, 4.958%, 11/27/98       149,497
             (Cost $149,497)
----------------------------------------------------------------
             Total Short-Term Investments              7,812,778
             (Cost $7,812,778)
----------------------------------------------------------------
             Total Investments -- 99.4%              $77,252,324
             (Cost $76,155,647)
----------------------------------------------------------------


                       See notes to financial statements.

Chase Vista U.S. Treasury Income Fund
Portfolio of Investments October 31, 1998 (continued)


Long Futures Outstanding
------------------------

  Number                                     Original      Notional      Unrealized
    of                       Expiration      Notional      Value at     Appreciation
Contracts    Description        Date          Value        10/31/98    (Depreciation)
----------------------------------------------------------------------------------------
 85        U.S. 5 Year
           Treasury Note    December 1998   $9,516,015    $9,744,453     $228,438
100        U.S. 10 Year
           Treasury Note    December 1998   12,026,920    12,031,250        4,330
 22        U.S. Long Bond   December 1998    2,851,064     2,835,938      (15,127)






                       See notes to financial statements.

                  Chase Vista U.S. Government Securities Fund
                             as of October 31, 1998
                                  (unaudited)


Fund Facts

                        Objective     Income

              Primary investments     High-quality U.S. Government, Agency
                                      and Corporate Bonds

  Suggested investment time frame     Mid- to Long-Term

                 Market benchmark     Lehman Government Bond Index
                                      Merrill Lynch Government Bond Index
                                      Merrill Lynch 50% Govt./50% Mfg. Index

            Lipper Funds category     General U.S. Government Funds Average

                                      Class A          Class I
                                      -------          -------

                   Inception date     5/6/96           2/19/93

                 Newspaper symbol     Not listed       US Govt

                       Net assets     $3.3 Million     $53.8 Million

                 Average maturity     9.4 years        9.4 years

                 Average duration     5.6 years        5.6 years

                  Average quality     AAA              AAA


Average Maturity/Quality

___________________
|     ||||||      |   High
______||||||_______
|     |    |      |   Med.
___________________
|     |    |      |   Low
___________________

Short.  Int.  Long

                  Chase Vista U.S. Government Securities Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista U.S. Government Securities Fund, which seeks income by investing in securities backed by the U.S. Government and respective agencies, had a total return of 9.75% (Class A shares, without sales charge) for the year ended October 31, 1998.

How the Fund Was Managed

During the first half of the reporting year, the Fund maintained its traditional focus on "spread" sectors--which included mortgage-backed and other agency securities--given the higher yields these sectors offered relative to U.S. Treasury securities. This strategy had a mildly-positive effect on relative performance in late 1997 and the first half of 1998 as investors flocked to the quality of government-backed securities and interest rates remained in a trading range.

By the middle of 1998, the management team recognized that Treasury securities were likely to outperform given the balanced budget agreement, a flight to quality due to "Asian contagion," the collapse of several highly-leveraged hedge funds and the expectation of slower U.S. economic growth and lower interest rates. The subsequent overweighting of Treasuries proved highly beneficial to performance as the sector rallied sharply and the yield on the 30-year Treasury fell to an all-time low. After having benefited from a relatively neutral yield curve stance in the first half of 1998, the Fund benefited from a more bulleted approach during the last three months of the reporting period.

As the period ended, two Federal Reserve Board short-term interest rate cuts restored much of the lost confidence and liquidity to the markets, thus helping the spread sectors stabilize. In response, the management team reallocated assets to mortgage-backed securities while reducing the portfolio's duration. However, as was the case for the great majority of the reporting year, the Fund ended the year with a longer-than-benchmark duration.

Where the Fund May Be Headed

Although the Fed again cut short-term rates after the period ended, the management team believes that any further reductions will require new global financial and liquidity concerns. With the markets adopting a more positive tone, especially with respect to the spread sectors, the management team began the new reporting year with a cautiously optimistic outlook as evidenced by a slightly long duration, a neutral yield curve stance and a move back to a more heavily overweight position in mortgages.

                  Chase Vista U.S. Government Securities Fund
                             as of October 31, 1998
                                  (unaudited)


How Much of the Fund Was Invested

[PIE CHART]

Cash/Other (17.9%)
Bonds (82.1%)


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

U.S. Government Agency Obligations (19.2%)
Residential Mortgage Backed Securities (21.0%)
U.S. Treasury Securities (59.8%)

                   Chase Vista U.S. Government Securities Fund
                             as of October 31, 1998
                                   (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                                                     Since
                                                                   Inception
                                 1 Year            5 Years         (2/19/93)
                             -------------     --------------     ----------
 Class A Shares
  Without Sales Charge            9.75%             5.88%               6.42%
  With Sales Charge*              4.81%             4.91%               5.56%
 Class I Shares                   9.94%             6.00%               6.53%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. the voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A Shares is 4.50%.

+ The Fund commenced operations on 2/19/93. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A Shares.

                  Chase Vista U.S. Government Securities Fund
                             as of October 31, 1998
                                  (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista U.S. Government Securities Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

               Chase Vista U.S.              Merrill Lynch          Merrill Lynch 50%     Lehman Govt.     Lipper Gen. U.S.
           Government Securities Fund     Government Bond Index    Govt./50%Mtg/Index      Bond Index    Government Funds Avg.
1993                 10000                       10000                  10000                10000             10000
1993                 10636                       10875.8                10665.8              10698.8           10659.8
1994                 10113                       10425                  10393                10219.3           10028.8
1995                 11557                       11861.6                11835.7              11791.7           11498.1
1996                 12015                       12386                  12437.3              12394.2           11955.4
1997                129505                       13523.4                13635.4              13465.9           12915.2
1998                 14238                       15360.1                15154.6              14891.6           14084.1


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista U.S. Government Securities Fund, the Lipper General U.S. Government Funds Average, the Lehman Government Bond Index, the Merrill Lynch Government Bond Index and a composite of the Merrill Lynch Government and Mortgage Master Index from February 19, 1993 to October 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the average and the indexes do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The Fund commenced operations on 2/19/93. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A Shares. Additionally, annualized figures have been restated to reflect the initial 4.50% sales charge that applies to the Fund's Class A shares. Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper General U.S. Government Funds Average represents the average performance of a universe of 187 actively managed U.S. government income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Government Bond Index is composed of the Treasury Bond Index and the Agency Bond Index and includes U.S. Treasury and agency bond issues. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

The Merrill Lynch (ML) Government Index consists of bonds with a maturity greater than or equal to one year. The Merrill Lynch (ML) Mortgage Master Index consists of fixed-rate corporate interest-bearing bonds. The indexes are unmanaged and reflect reinvestment of dividends. An individual cannot invest directly in an index.

Chase Vista U.S. Government Securities Fund
Portfolio of Investments October 31, 1998


   Principal
    Amount
     (USD)    Issuer                                  Value
-----------------------------------------------------------------
Long-Term Investments -- 105.0%
-----------------------------------------------------------------
              U.S. Treasury Securities -- 71.2%
              ---------------------------------
               U.S. Treasury Notes and Bonds,
$ 3,800,000     5.125%, 08/31/00                     $  3,855,214
  1,500,000     5.375%, 06/30/03                        1,566,330
  3,000,000     5.625%, 05/15/08                        3,233,910
  2,600,000     5.750%, 10/31/00                        2,670,278
  5,000,000     5.875%, 09/30/02                        5,259,350
  6,000,000     5.875%, 11/30/01 @                      6,257,820
  9,500,000     6.125%, 11/15/27 @                     10,690,445
  1,500,000     6.375%, 03/31/01                        1,568,910
  5,000,000     6.500%, 10/15/06                        5,608,600
                                                       ----------
              Total U.S. Treasury Securities          40,710,857
              (Cost $39,061,029)                       ----------

              U.S. Government Agency Obligations -- 8.8%
              ------------------------------------------
               Federal National Mortgage Association,
  3,000,000      4.750%, 11/14/03                       2,989,219
  2,000,000      5.750%, 04/15/03                       2,077,180
                                                       ----------
              Total U.S. Government
              Agency Obligations                        5,066,399
              (Cost $5,004,483)                        ----------

              Residential Mortgage Backed Securities -- 25.0%
              -----------------------------------------------
              Mortgage Pass-Thru Securities -- 19.6%
  2,500,000    Federal Home Loan Mortgage Corp.,
                 TBA, 7.500%, 11/01/28                  2,560,950
  8,450,000    Federal National Mortgage
                 Association, TBA, 7.000%,
                 11/12/28                               8,633,534
                                                       ----------
                                                       11,194,484
                                                       ----------
               Collateralized Mortgage Obligations -- 5.4%
  1,000,000    GE Capital Mortgage Services, Inc.,
               Series 1998-13, Class A10, FRN,
               5.61%, 11/25/98 @                          998,130


                       See notes to financial statements.

Chase Vista U.S. Government Securities Fund
Portfolio of Investments October 31, 1998 (continued)

   Principal
    Amount
     (USD)     Issuer                                 Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
 $2,100,000    Government National Mortgage
               Association, Series 1998-1, Class PD,
               6.250%, 08/20/27                       $ 2,105,250
                                                      -----------
                                                        3,103,380
                                                      -----------
               Total Residential Mortgage
               Backed Securities                       14,297,864
               (Cost $14,223,596)
-----------------------------------------------------------------
               Total Long-Term Investments             60,075,120
               (Cost $58,289,108)
-----------------------------------------------------------------
Short-Term Investments -- 14.0%
-----------------------------------------------------------------
               U.S. Government Agency Obligation -- 14.0%
               ------------------------------------------

  7,933,000    Federal Home Loan Bank, Discount
               Note Obligation, 5.400%,
               11/02/98                                 7,933,000
               (Cost $7,933,000)                      -----------

               U.S. Treasury Security -- 0.0%
               ------------------------------
     25,000    U.S. Treasury Bill, 4.830%, 11/27/98        24,916
               (Cost $24,916)
-----------------------------------------------------------------
               Total Short-Term Investments             7,957,916
               (Cost $7,957,916)
-----------------------------------------------------------------
               Total Investments -- 119.0%            $68,033,036
               (Cost $66,247,024)
-----------------------------------------------------------------


                       See notes to financial statements.

                              Chase Vista Bond Fund
                             as of October 31, 1998
                                   (unaudited)

Fund Facts

                       Objective     Income

             Primary investments     High-quality Government, Agency,
                                     Asset-Backed and Corporate Bonds

 Suggested investment time frame     Mid- to Long-Term

                Market benchmark     Lehman Aggregate Bond Index

           Lipper Funds category     Corporate Debt A-Rated Funds Average

                                     Class A         Class B        Class I
                                     -------         -------        -------

                  Inception date     5/6/96          5/6/96         11/30/90

                Newspaper symbol     Bond            Not listed     Bond

                      Net assets     $33.6 Million   $4.8 Million   $21.7 Million

                Average maturity     7.4 years       7.4 years      7.4 years

                Average duration     4.7 years       4.7 years      4.7 years

                 Average quality     AAA             AAA            AAA




Average Maturity/Quality

___________________
|     ||||||      |   High
______||||||_______
|     |    |      |   Med.
___________________
|     |    |      |   Low
___________________

Short.  Int.  Long

                              Chase Vista Bond Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade Treasuries, mortgage-backed and asset-backed securities and corporate bonds, had a total return of 8.22% (Class A shares, without sales charge) for the year ended October 31, 1998.

How the Fund Was Managed

During the first half of the reporting year, the Fund maintained its traditional focus on "spread" sectors--which included corporate, agency, mortgage-backed and asset-backed securities--given the higher yields these sectors offered relative to U.S. Treasury securities. Although this strategy produced mixed performance in late 1997 as corporate bonds, particularly U.S. dollar-denominated "Yankee" bonds issued overseas, underperformed in response to the Asian crisis, it proved beneficial in the first part of 1998, particularly in mortgage-backed securities.

By the middle of 1998, the management team recognized that Treasury securities were likely to outperform given the balanced budget agreement, a flight to quality due to "Asian contagion," the collapse of several highly-leveraged hedge funds and the expectation of slower U.S. economic growth and lower interest rates. The subsequent overweighting of Treasuries proved highly beneficial to performance as the sector rallied sharply. After having benefited from a relatively neutral yield curve stance in the first half of 1998, the Fund benefited from a more bulleted approach during the last three months of the reporting period.

As the period ended, two Federal Reserve Board short-term interest rate cuts restored much of the lost confidence and liquidity to the markets, thus helping the spread sectors stabilize. In response, the management team reallocated assets to high-quality corporate and mortgage-backed securities while reducing the portfolio's duration. However, as was the case for the great majority of the reporting year, the Fund ended the year with a longer-than-benchmark duration.

Where the Fund May Be Headed

Although the Fed again cut short-term rates after the period ended, the management team believes that any further reductions will require new global financial and liquidity concerns. With the markets adopting a more positive tone, especially with respect to the spread sectors, the management team began the new reporting year with a cautiously optimistic outlook as evidenced by a slightly long duration, a neutral yield curve stance and a move back into the most liquid corporate, mortgage-backed and commercial mortgage-backed securities.

                              Chase Vista Bond Fund
                             as of October 31, 1998
                                   (unaudited)

How Much of the Fund Was Invested


[PIE CHART]

Cash/Other (1.5%)
Bonds (98.5%)


What the Fund Invested In
Percentage of Total Portfolio Investments


[PIE CHART]

Commercial Mortgage Backed Securities (6.3%)
Corporate Notes & Bonds (9.1%)
Asset Backed Securities (9.9%)
U.S. Government Agency Obligations (21.0%)
Residential Mortgage Backed Securities (25.1%)
U.S. Treasury Securities (29.5%)

                              Chase Vista Bond Fund
                             as of October 31, 1998
                                   (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                                                     Since
                                                                   Inception
                                 1 Year            5 Years        (11/30/90)
                              ------------     --------------     ----------
 Class A Shares
  Without Sales Charge            8.22%             6.53%            8.46%
  With Sales Charge*              3.35%             5.55%            7.83%
 Class B Shares
  Without CDSC                    7.33%             6.26%            8.29%
  With CDSC**                     2.33%             5.96%            8.29%
 Class I Shares                   8.42%             6.74%            8.60%


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Assumes 5% CDSC for the one year period, a 2% CDSC for the five year period and 0% CDSC for the period since inception.

+ The Fund commenced operations on 11/30/90. Class A and B Shares were introduced on 5/6/96. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and B Shares.

                              Chase Vista Bond Fund
                             as of October 31, 1998
                                   (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Bond Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

                      Chase Vista            Lehman Aggregate         Lipper Corp. Debt
                       Bond Fund                Bond Index            A-Rated Funds Avg.
1990                    10000                    10000                    10000
1991                    11161.6                  11336.9                  11356.4
1992                    12316.1                  12452.8                  12526.2
1993                    13871.8                  13977.5                  14290.5
1994                    13275                    13463.8                  13453.7
1995                    15377.1                  15571.3                  15532.7
1996                    16131                    16479.5                  16278
1997                    17732.3                  17947.1                  17653.4
1998                    19225.5                  19620                    19012.5


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Bond Fund, the Lipper Corporate Debt A-Rated Funds Average and the Lehman Aggregate Bond Index from November 30, 1990 to October 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the averages and the index do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The Fund commenced operations on 11/30/90. Class A and B Shares were introduced on 5/6/96. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and B Shares. Additionally, annualized figures have been restated to reflect the maximum 4.50% front-end sales charge (A shares) and 5% contingent deferred sales charge (B Shares). Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper A-Rated Funds Average represents the average performance of a universe of 149 actively managed corporate debt A-rated or better funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

Chase Vista Bond Fund
Portfolio of Investments October 31, 1998

   Principal
    Amount
     (USD)    Issuer                                Value
--------------------------------------------------------------
Long-Term Investments -- 112.0%
--------------------------------------------------------------
              U.S. Treasury Securities -- 39.9%
              ---------------------------------
               U.S. Treasury Notes and Bonds, @
 $2,000,000     4.500%, 09/30/00                    $2,010,620
  2,000,000     5.250%, 08/15/03                     2,086,880
    500,000     5.500%, 02/28/03                       521,874
  1,000,000     5.500%, 08/15/28                     1,052,340
    650,000     5.625%, 05/15/01                       671,937
  4,000,000     5.625%, 02/15/06                     4,280,640
  2,800,000     5.625%, 05/15/08                     3,018,315
    500,000     5.750%, 10/31/02                       524,140
  1,000,000     6.500%, 05/31/02                     1,068,910
  2,500,000     6.500%, 08/15/05                     2,792,975
  4,500,000     8.125%, 08/15/19                     6,018,030
                                                    ----------
              Total U.S. Treasury Securities        24,046,661
              (Cost $23,246,444)                    ----------

              U.S. Government Agency Obligations -- 5.1%
              ------------------------------------------
               Federal Home Loan Bank,
    500,000     5.125%, 09/15/03                       505,235
  1,000,000     5.500%, 07/15/00                     1,012,340
  1,000,000     5.500%, 08/13/01                     1,019,840
    500,000    Federal National Mortgage
               Association, @ 5.750%,
               04/15/03                                519,295
                                                    ----------
              Total U.S. Government Agency
              Obligations                            3,056,710
               (Cost $3,053,518)                    ----------

              Corporate Notes & Bonds -- 12.3%
              --------------------------------
              Banking -- 0.9%
    500,000    Key Bank of Washington, 7.125%,
               08/15/06                                540,135
                                                    ----------
              Consumer Products -- 2.4%
    220,000    Kellogg Co., @ 4.875%, 10/15/05         216,762
    250,000    Kimberly-Clark Corporation, 6.250%,
               07/15/18                                250,938



                         See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments October 31, 1998 (continued)


  Principal
    Amount
    (USD)    Issuer                                 Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
$  500,000    Procter & Gamble Co., 5.250%,
              09/15/03                              $  508,430
   500,000    RACERS, Kellogg, Series 98-1 #,
              5.750%, 02/02/01                         505,625
                                                    ----------
                                                     1,481,755
                                                    ----------
             Diversified -- 0.8%
   500,000    Tyco International Group SA
              (Luxemborg), 5.875%, 11/01/04            502,500
                                                    ----------
             Entertainment/Leisure -- 1.9%
   500,000    Time Warner Inc., 7.750%, 06/15/05       546,995
   500,000    Time Warner Pass Thru Asset Trust
              Security #, 6.100%, 12/30/01             508,840
                                                    ----------
                                                     1,055,835
                                                    ----------
             Financial Services -- 0.8%
   500,000    Hartford Financial Services, 6.375%,
              11/01/08                                 501,875
                                                    ----------
             Food/Beverage Products -- 1.2%
   750,000    Campbell Soup Co., @ 4.750%,
              10/01/03                                 744,000
                                                    ----------
             Health Care/Health Care Services -- 0.4%
   250,000    Abbott Laboratories, @ 5.400%,
              09/15/08                                 252,088
                                                    ----------
             Industrial Components -- 1.7%
   500,000    Dayton Hudson Corp., @ 6.400%,
              02/15/03                                 518,480
   500,000    Kroger Co., 6.375%, 03/01/08             498,895
                                                    ----------
                                                     1,017,375
                                                    ----------
             Restaurants/Food Services -- 0.8%
   500,000    McDonald's Corp., MTN, @,
              5.350%, 09/15/08                         495,940
                                                    ----------
             Telecommunications -- 0.9%
   500,000    Worldcom, Inc., 6.125%, 08/15/01         511,260
                                                    ----------


                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments October 31, 1998 (continued)


  Principal
   Amount
    (USD)    Issuer                                  Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
            Utilities -- 0.5%
$ 300,000    GTE Northwest Inc., @ 5.550%,
              10/15/08                               $  296,667
                                                     ----------
            Total Corporate Notes and Bonds,         7,399,430
            (Cost $7,302,718)                        ----------

            Residential Mortgage Backed Securities -- 34.0%
            -----------------------------------------------
            Mortgage Pass-Thru Securities -- 31.9%
             Federal National Mortgage Association,
  332,783     Pool 100156, 12.500%, 06/15/19            382,897
1,000,000     TBA, 6.000%, 10/01/13                   1,004,060
2,500,000     TBA, 6.500%, 11/01/13                   2,537,100
3,500,000     TBA, 6.500%, 10/01/28                   3,527,335
2,500,000     TBA, 7.000%, 11/12/28                   2,554,300
6,000,000     TBA, 7.500%, 12/01/28                   6,153,780
2,000,000     TBA, 8.000%, 11/12/28                   2,068,440
1,000,000    Government National Mortgage
              Association Corp., TBA, 7.000%,
              12/01/28                                1,023,590
                                                     ----------
                                                     19,251,502
                                                     ----------
            Collateralized Mortgage Obligation -- 2.1%
1,000,000    Federal Farm Credit Secured Lending
              Corp., Series 1997-1, Class C2, @
              FRN, 6.160%, 11/18/98                   1,000,470
  250,000    Federal Home Loan Mortgage Corp.,
              Series 1343, Class H, 7.500%,
              05/15/19                                  251,170
                                                     ----------
            Total Residential Mortgage
            Backed Securities                         1,251,640
                                                     ----------
            (Cost $20,531,919)                       20,503,142
                                                     ----------

            Commercial Mortgage Backed Securities -- 8.5%
            ---------------------------------------------
1,000,000    Asset Securitization Corp., Series
              1997-D5, Class A1C, 6.750%, 02/14/41    1,032,969



                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments October 31, 1998 (continued)


 Principal
  Amount
  (USD)    Issuer                                    Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
$ 750,000   DLJ Mortgage Acceptance Corp.,
             Series 1997-CF2, Class A1B, #
             6.820%, 09/15/07                        $  784,200
  300,000   GS Mortgage Securities Corp. II,
             Series 1997-GL, Class A2D,
             6.940%, 07/13/30                           314,145
  936,141   Nomura Depositor Trust, Series
             1998-ST1A, Class A1A, FRN #,
             @, 5.64%, 11/15/98                         918,438
1,000,000   Nomura Depositor Trust, Series
             1998-ST1A, Class A3A, FRN #,
             @, 6.14%, 11/15/98                         957,660
  350,000   Norwest Asset Securities Corp., Series
             1997-14, Class A11, 7.250%,
             10/25/27                                   351,805
  800,000   Structured Asset Securities Corp.,
             Series 1998-2, Class M2, FRN, @,
             5.969%, 11/25/98                           789,752
                                                     ----------
           Total Commercial Mortgage
           Backed Securities                          5,148,969
           (Cost $5,156,687)                         ----------

           Asset Backed Securities -- 12.2%
           --------------------------------
  500,000   American Express Credit Account
             Master Trust, Series 1997-1,
             Class A, 6.400%, 04/15/05                  521,337
1,000,000   Gramercy Place Insurance Limited,
             Series 1998-AA, Class B #
             (Cayman Islands), FRN, 6.138%,
             01/26/99                                   998,750
1,000,000   Lakeshore Commercial Loan Master
             Trust, Series 1998-A, Class A2,
             FRN, #, @, 5.314%, 01/25/99                998,440
1,000,000   Lehman Home Equity Loan Trust,
             Series 1998-2, Class M2, FRN, @,
             5.819%, 11/25/98                           971,410


                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments October 31, 1998 (continued)


 Principal
  Amount
   (USD)     Issuer                                    Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
$   216,600   Mid-State Trust, Series 6, Class A4,
               7.790%, 07/01/35                        $   217,141
    500,000   Nomura CBO, Ltd., Series 1997-1,
               Class A2, #, 6.670%, 05/15/09               549,845
    500,000   Sears Credit Account Master Trust,
               Series 1998-1, Class B, 6.000%,
               08/15/05                                    499,766
    822,803   Southern Pacific Secured Assets Corp.,
               Series 1997-4, Class A1, FRN, @,
               5.454%, 11/25/98                            815,176
    500,000   Standard Credit Card Master Trust
               Series 1993-2, Series A, 5.950%,
               10/07/04                                    509,685
    500,000   The Money Store Home Equity
               Trust, Series 96-D, A7, 7.110%,
               04/15/25                                    511,090
    758,595   WMC Mortgage Loan Pass Through
               Certificates, Series 1998-A, Class A,
               FRN, 5.397%, 11/20/98                       750,887
                                                       -----------
             Total Asset Backed Securities               7,343,527
             (Cost $7,318,915)
------------------------------------------------------------------
             Total Long-Term Investments                67,498,439
             (Cost $66,610,201)
------------------------------------------------------------------
Short-Term Investments -- 23.7%
------------------------------------------------------------------
             U.S. Government Agency Obligations -- 23.5%
             -------------------------------------------
$14,180,000   Federal Home Loan Bank, Discount
               Note, 5.350%, 11/02/98                  $14,180,000
             (Cost $14,180,000)                        -----------

             U.S. Treasury Securities -- 0.2%
             --------------------------------
    100,000  U.S. Treasury Bill, 4.830%,
               03/04/99                                     98,560
             (Cost $98,387)
------------------------------------------------------------------


                       See notes to financial statements.

Chase Vista Bond Fund
Portfolio of Investments October 31, 1998 (continued)

 Principal
  Amount
   (USD)     Issuer                         Value
-------------------------------------------------------
Short-Term Investments -- (continued)
-------------------------------------------------------
             Total Short-Term Investments    14,278,560
             (Cost $14,278,387)
-------------------------------------------------------
             Total Investments -- 135.7%    $81,776,999
             (Cost $80,888,588)
-------------------------------------------------------

Long Futures Outstanding
------------------------


   Number                                      Original      Notional
     of                        Expiration      Notional      Value at     Unrealized
 Contracts    Description         Date          Value        10/31/98    Appreciation
-------------------------------------------------------------------------------------
 30         U.S. 5 Year
            Treasury Note     December 1998   $3,360,087    $3,469,219     $109,132


                       See notes to financial statements.

                        Chase Vista Short-Term Bond Fund
                             as of October 31, 1998
                                   (unaudited)

Fund Facts

                        Objective     Current Income

              Primary investments     Investment-grade fixed-income securities
                                      with maturities of three years or less.

  Suggested investment time frame     Short-Term

                 Market benchmark     Lehman 1-3 Year Government
                                      Bond Index

            Lipper Funds category     Short-Term Investment Grade Debt
                                      Funds Average

                                      Class A           Class I
                                      -------           -------

                   Inception date     5/6/96            11/30/90

                 Newspaper symbol     STBond            ST Bond

                       Net assets     $19.7 Million     $31.3 Million

                 Average maturity     2.0 years         2.0 years

                 Average duration     1.8 years         1.8 years

                  Average quality     AAA               AAA



Average Maturity/Quality

___________________
|||||||    |      |   High
|||||||____________
|     |    |      |   Med.
___________________
|     |    |      |   Low
___________________

Short.  Int.  Long

                        Chase Vista Short-Term Bond Fund
                             as of October 31, 1998
                                   (unaudited)

How the Fund Performed

Chase Vista Short-Term Bond Fund, which seeks current income by investing in a portfolio of short-term investment grade fixed income securities, had a total return of 5.58% (Class A shares, without sales charge) for the year ended October 31, 1998.


How the Fund Was Managed

During the first half of the reporting year, the Fund maintained its traditional focus on "spread" sectors--which included corporate, agency, mortgage-backed and asset-backed securities--given the higher yields these sectors offered relative to U.S. Treasury securities. Although this strategy produced mixed performance in late 1997 as corporate bonds, particularly U.S. dollar-denominated "Yankee" bonds issued overseas, underperformed in response to the Asian crisis, it proved beneficial in the first part of 1998, particularly in mortgage-backed securities.

By the middle of 1998, the management team recognized that Treasury securities were likely to outperform given the balanced budget agreement, a flight to quality due to "Asian contagion," the collapse of several highly-leveraged hedge funds and the expectation of slower U.S. economic growth and lower interest rates. The subsequent overweighting of Treasuries proved highly beneficial to performance as the sector rallied sharply. For most of the reporting period, the Fund had a barbelled yield curve structure, investing in floating rate notes at the short end of the curve and three-to-five year fixed rate securities at the long end.

As the period ended, two Federal Reserve Board short-term interest rate cuts restored confidence and liquidity to the markets, helping the spread sectors stabilize. In response, the management team continued to add high-quality corporate and mortgage-backed securities. As was the case for the great majority of the reporting year, the Fund ended the year with a longer-than-benchmark duration.


Where the Fund May Be Headed

Although the Fed again cut short-term rates after the period ended, the management team believes that any further reductions will require new global financial and liquidity concerns. With the markets adopting a more positive tone, especially with respect to the spread sectors, the management team began the new reporting year with a cautiously optimistic outlook as evidenced by a slightly long duration, a neutral yield curve stance and a move back into the most liquid corporate, mortgage-backed and commercial mortgage-backed securities.

                        Chase Vista Short-Term Bond Fund
                             as of October 31, 1998
                                   (unaudited)

How Much of the Fund Was Invested


[PIE CHART]

Cash/Other (5.0%)
Bonds (95.0%)


What the Fund Invested In
Percentage of Total Portfolio Investments


[PIE CHART]

Commercial Mortgage Backed Securities (5.6%)
Corporate Notes & Bonds (8.8%)
Asset Backed Securities (14.5%)
U.S. Government Agency Obligations (13.3%)
Residential Mortgage Backed Securities (2.6%)
U.S. Treasury Securities (55.2%)

                        Chase Vista Short-Term Bond Fund
                             as of October 31, 1998
                                   (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the securities markets, tends to be more volatile than the long-term trend.

                                                                     Since
                                                                   Inception
                                 1 Year            5 Years        (11/30/90)
                             -------------     --------------     ----------
 Class A Shares
  Without Sales Charge            5.58%             5.39%               5.79%
  With Sales Charge               4.00%             5.07%               5.59%
 Class I Shares                   6.03%             5.60%               5.93%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

+ The Fund commenced operations on 11/30/90. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the A Shares.

                        Chase Vista Short-Term Bond Fund
                             as of October 31, 1998
                                   (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Short-Term Bond Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

                     Chase Vista           Lehman 1-3 Year        Lipper Short Inv.
                 Short-Term  Bond Fund     Govt. Bond Index     Grade Debt Funds Avg.
1990                  10000                    10000                    10000
1991                  10782.3                  11016.7                  11019
1992                  11469.5                  11912                    11804.1
1993                  12012.3                  12601.6                  12545.1
1994                  12297.6                  12747.1                  12636.9
1995                  13203.8                  13872.7                  13637.8
1996                  14009.1                  14703.2                  14379.7
1997                  14882.6                  15655.6                  15250.3
1998                  15780.2                  16851.2                  16154.6


Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Short-Term Bond Fund, the Lipper Short Investment Grade Debt Funds Average and the Lehman 1-3 year Government Bond Index from November 30, 1990 to October 31, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the average and the index do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. The Fund commenced operations on 11/30/90. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the A Shares. Additionally, annualized figures have been restated to reflect the maximum 1.50% front-end sales charge that applies to the Fund's A Shares. Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Short-Term Investment Grade Debt Funds Average represents the average performance of a universe of 97 actively managed short-term investment grade debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman 1-3 Year Government Bond Index is composed of bonds covered by the Government Bond Index with maturities of one to three years. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

Chase Vista Short-Term Bond Fund
Portfolio of Investments October 31, 1998


  Principal
   Amount
   (USD)      Issuer                              Value
------------------------------------------------------------
Long-Term Investments -- 95.0%
------------------------------------------------------------
              U.S. Treasury Securities -- 56.0%
              ---------------------------------
               U.S. Treasury Notes, @,
$ 4,000,000     4.500%, 09/30/00                 $ 4,021,240
  2,000,000     5.125%, 08/31/00                   2,029,060
  3,000,000     5.375%, 02/15/01                   3,067,500
  3,000,000     5.500%, 02/29/00                   3,041,730
  4,000,000     5.625%, 04/30/00                   4,072,480
  4,000,000     5.625%, 05/15/01                   4,135,000
  5,000,000     6.000%, 06/30/99                   5,049,200
  3,000,000     6.250%, 10/31/01                   3,157,020
                                                  ----------
              Total U.S. Treasury Securities      28,573,230
              (Cost $28,502,454)                  ----------

              U.S. Government Agency Obligations -- 7.0%
              ------------------------------------------
               Federal Home Loan Bank,
  2,000,000     5.500%, 07/15/00                   2,024,680
  1,500,000     5.500%, 08/13/01                   1,529,760
                                                  ----------
              Total U.S. Government
              Agency Obligations                   3,554,440
              (Cost $3,564,752)                   ----------

              Corporate Notes & Bonds -- 8.9%
              -------------------------------
              Consumer Products -- 4.0%
  2,000,000    RACERS, Kellogg, Series 98-1 #,
                5.750%, 02/02/01                   2,022,500
                                                  ----------
              Entertainment/Leisure -- 2.9%
  1,500,000    Time Warner Pass Thru Asset Trust
                Security #, 6.100%, 12/30/01       1,526,520
                                                  ----------
              Industrial Components -- 2.0%
  1,000,000    Raytheon Corp., 5.950%,
                03/15/01                           1,012,480
                                                  ----------
              Total Corporate Notes & Bonds       4,561,500
              (Cost $4,486,683)                   ----------



                       See notes to financial statements.

Chase Vista Short-Term Bond Fund
Portfolio of Investments October 31, 1998 (continued)


 Principal
  Amount
  (USD)       Issuer                                 Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
              Residential Mortgage Backed Securities -- 2.6%
              ----------------------------------------------
              Collateralized Mortgage Obligation -- 2.6%
$ 1,314,191    GE Capital Mortgage Services, Inc.,
                Series 1997-9, Class 1A8, 7.000%,
                05/25/04                              $ 1,321,994
              (Cost $1,327,798)                       -----------

              Commercial Mortgage Backed Securities -- 5.7%
              ---------------------------------------------
    673,179    Credit Swiss First Boston Mortgage
                Securities Corp. Series 1997,
                6.653%, 06/20/03                          673,179
    636,513    Kidder Peabody Acceptance Corp.,
                Series 1993-M1, Class A1,
                7.150%, 04/25/25                          636,512
  1,600,000    Structured Asset Securities Corp.,
                Series 1998-2, Class M2, FRN,
                5.969%, 11/25/98                        1,579,504
                                                      -----------
              Total Commercial Mortgage
              Backed Securities                         2,889,195
              (Cost $2,913,767)                       -----------

              Asset Backed Securities -- 14.8%
              --------------------------------
  1,000,000    Lehman Home Equity Loan Trust,
                Series 1998-2, Class M2, FRN, @,
                5.819%, 11/25/98                          971,410
  2,000,000    Sears Credit Account Master Trust,
                Series 1998-1, Class B, 6.000%,
                08/15/05                                1,999,063
  2,000,000    Standard Credit Card Master Trust
                Series 1993-2, Series A, 5.950%,
                10/07/04                                2,038,740
  1,000,000    The Money Store Home Equity
                Trust, 7.110%, 04/15/25                 1,022,180
  1,517,189    WMC Mortgage Loan Pass Thru
                Certificates, Series 1998-A, Class A,
                FRN, 5.397%, 11/20/98                   1,501,775
                                                      -----------

                       See notes to financial statements.

Chase Vista Short-Term Bond Fund
Portfolio of Investments October 31, 1998 (continued)


  Principal
   Amount
    (USD)     Issuer                             Value
------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------
              Total Asset Backed Securities      $ 7,533,168
              (Cost $7,530,085)
------------------------------------------------------------
              Total Long-Term Investments        48,433,527
              (Cost $48,325,539)
------------------------------------------------------------
Short-Term Investments -- 6.8%
------------------------------------------------------------
              U.S. Government Agency Obligation -- 6.6%
              -----------------------------------------
$ 3,357,000    Federal Home Loan Bank, Discount
                Note, 5.400%, 11/02/98             3,357,000
              (Cost $3,357,000)                  -----------

               U.S. Treasury Security -- 0.2%
               ------------------------------
    100,000    U.S. Treasury Bill, 4.830%,
                03/04/99                              98,560
              (Cost $98,387)
------------------------------------------------------------
              Total Short-Term Investments         3,455,560
              (Cost $3,455,387)
------------------------------------------------------------
              Total Investments -- 101.8%        $51,889,087
              (Cost $51,780,926)
------------------------------------------------------------


Long Futures Outstanding

  Number                                      Original      Notional
    of                        Expiration      Notional      Value at     Unrealized
Contracts    Description         Date          Value        10/31/98    Appreciation
------------------------------------------------------------------------------------
  15        U.S. 2 Year
            Treasury Note    December 1998   $3,183,403    $3,189,844      $6,441

Index
# -- Security may only be sold to institutional buyers.
@ -- All or a portion of this security is segregated.
CBO -- Collateralized Bond Obligation.
FRN -- Floating Rate Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at October 31, 1998.
MTN -- Medium Term Note.
RACERS -- Restructured Asset Class Enhanced Return Securities.
TBA -- To be announced.


                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Assets and Liabilities October 31, 1998
--------------------------------------------------------------------------------

                                             U.S. Treasury   U.S. Government
                                                Income         Securities         Bond        Short-Term
                                                 Fund            Fund             Fund         Bond Fund
                                             ------------     -----------      -----------    -----------
ASSETS:
  Investment securities, at value
   (Note 1) ................................  $77,252,324     $68,033,036      $81,776,999    $51,889,087
  Cash .....................................        3,583          31,951           36,948             --
  Receivables:
   Investment securities sold ..............           --      14,086,839          548,604      2,021,284
   Variation margin ........................           --              --            9,375             --
   Interest ................................    1,531,674         728,171          551,693        683,633
   Fund shares sold ........................      277,583          27,009          102,819        177,454
  Other ....................................          844             658           17,868         31,241
                                              -----------     -----------      -----------    -----------
    Total assets ...........................   79,066,008      82,907,664       83,044,306     54,802,699
                                              -----------     -----------      -----------    -----------
LIABILITIES:
Payables:
  Investment securities purchased ..........           --      25,333,936       22,534,402      3,616,074
  Trust shares redeemed ....................      950,109          71,967           27,162         17,972
  Payable to custodian .....................           --              --               --         28,880
  Dividends Payable ........................       83,436         218,878          115,170         71,501
  Variation margin .........................      162,750              --               --          7,031
Accrued liabilities: (Note 2)
  Investment advisory fees .................        6,665              --               --             --
  Administration fees ......................        9,997              --               --             --
  Distribution fees ........................        9,125              --            7,366          3,765
  Shareholder servicing fees ...............        9,034          11,542            2,110          3,910
  Custodian ................................       11,543          12,003           17,437         12,891

  Other ....................................       65,361          57,317           61,429         62,014
                                              -----------     -----------      -----------    -----------
    Total Liabilities ......................    1,308,020      25,705,643       22,765,076      3,824,038
                                              -----------     -----------      -----------    -----------
NET ASSETS:
  Paid in capital ..........................   80,080,089      54,836,024       58,468,221     51,674,104
  Accumulated undistributed net
   investment income .......................      (62,845)        (15,129)           1,255          9,562
  Accumulated undistributed net
   realized gain (loss) on
   investments and futures
   transactions ............................   (3,573,575)        595,114          812,211       (819,607)
  Net unrealized appreciation of
   investments and futures .................    1,314,319       1,786,012          997,543        114,602
                                              -----------     -----------      -----------    -----------
Net Assets: ................................  $77,757,988     $57,202,021      $60,279,230    $50,978,661
                                              ===========     ===========      ===========    ===========
Shares of beneficial interest
 outstanding ($.001 par value;
 unlimited number of shares
 authorized):
  Class A Shares ...........................    5,405,985         315,058        3,070,605      1,944,122
  Class B Shares ...........................    1,261,470              --          441,271             --
  Class I Shares ...........................           --       5,135,103        1,991,081      3,081,444
Net Asset Value:
  Class A Shares (and redemption
   price) ..................................  $     11.66     $     10.51      $     10.96    $     10.14
  Class B Shares* ..........................  $     11.66     $        --      $     11.00    $        --
  Class I Shares ...........................  $        --     $     10.49      $     10.94    $     10.15
Class A Maximum Public Offering
 Price Per Share (net asset value
 /95.5%, 95.5%, 95.5% and
 98.5% respectively, of net asset
 value per share) ..........................  $     12.21     $     11.01      $     11.48    $     10.29
Cost of Investments ........................  $76,155,647     $66,247,024      $80,888,588    $51,780,926
                                              -----------     -----------      -----------    -----------

*Redemption price may be reduced
 by contingent deferred sales
 charge.

--------------
* Net assets/shares outstanding.

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Operations For the year ended October 31, 1998
--------------------------------------------------------------------------------


                                       U.S. Treasury   U.S. Government
                                          Income         Securities        Bond       Short-Term
                                           Fund             Fund           Fund       Bond Fund
                                        ----------       ----------     ----------    ----------
INTEREST INCOME .....................   $5,433,227       $3,243,465     $3,313,726    $3,143,788
                                        ----------       ----------     ----------    ----------
EXPENSES: (Note 2)
  Investment Advisory fees ..........      223,287          169,150        160,268       129,578
  Administration fees ...............      111,643           84,575         80,134        77,747
  Shareholder servicing fees ........      186,072          140,958        133,557       129,578
  Distribution fees .................      243,931            6,335        100,540        40,617
  Custodian fees ....................       56,475           65,720         91,203        74,798
  Printing and postage ..............       20,934           15,481         15,891        12,119
  Professional fees .................       25,099           31,773         36,795        31,239
  Registration costs ................       16,765           30,082         47,562        48,383
  Transfer agent fees ...............      136,548           33,957         81,825        49,618
  Trustees fees .....................        3,721            2,819          2,671         2,592
  Other .............................          466              701         12,557         7,136
                                        ----------       ----------     ----------    ----------
    Total expenses ..................    1,024,941          581,551        763,003       603,405
  Less amounts waived (Note 2E) .....      329,075          238,084        380,079       332,099
  Less expenses borne by the
   Distributor ......................       13,577               --             --            --
                                        ----------       ----------     ----------    ----------
    Net expenses ....................      682,289          343,467        382,924       271,306
                                        ----------       ----------     ----------    ----------
     Net investment income ..........    4,750,938        2,899,998      2,930,802     2,872,482
                                        ----------       ----------     ----------    ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
  Investments .......................    1,817,505        1,124,505        816,878       101,595
  Futures transactions ..............      484,239           58,231         66,100        32,726
Change in net unrealized
 appreciation/depreciation on:
 Investments ........................      366,110        1,216,263        375,326       (77,158)
  Futures transactions ..............      217,642               --        109,132         6,441
                                        ----------       ----------     ----------    ----------
Net realized and unrealized gain
 on investments .....................    2,885,496        2,398,999      1,367,436        63,604
                                        ----------       ----------     ----------    ----------
  Net increase in net assets from
   operations .......................   $7,636,434       $5,298,997     $4,298,238    $2,936,086
                                        ==========       ==========     ==========    ==========


                       See notes to financial statements.

                            Chase Vista Mutual Funds
       Statement of Changes in Net Assets For the Years Ended October 31,
--------------------------------------------------------------------------------

                                                               U.S. Treasury                   U.S. Government
                                                                  Income                          Securities
                                                                   Fund                              Fund
                                                     ------------------------------     ----------------------------
                                                           1998             1997             1998            1997
                                                      ------------     ------------     -----------     ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .............................  $  4,750,938     $  6,476,281     $ 2,899,998     $  3,751,506
 Net realized gain on investments and futures
  transactions .....................................     2,301,744          293,032       1,182,736          321,514
 Change in net unrealized appreciation/
  depreciation on investments and futures ..........       583,752          841,259       1,216,263          559,124
                                                      ------------     ------------     -----------     ------------
 Increase in net assets from operations ............     7,636,434        7,610,572       5,298,997        4,632,144
                                                      ------------     ------------     -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .............................    (4,780,368)      (6,429,569)     (2,875,903)      (3,892,375)
 Net realized gain (loss) on investment
  transactions .....................................            --               --              --               --
                                                      ------------     ------------     -----------     ------------
  Total dividends and distributions ................    (4,780,368)      (6,429,569)     (2,875,903)      (3,892,375)
                                                      ------------     ------------     -----------     ------------
 Increase (decrease) from capital share transactions
  (Note 5) .........................................   (20,834,201)     (21,930,528)       (345,684)     (16,928,627)
                                                      ------------     ------------     -----------     ------------
   Total increase (decrease) in net assets .........   (17,978,135)     (20,749,525)      2,077,410      (16,188,858)
NET ASSETS: ........................................
 Beginning of period ...............................    95,736,123      116,485,648      55,124,611       71,313,469
                                                      ------------     ------------     -----------     ------------
 End of period .....................................  $ 77,757,988     $ 95,736,123     $57,202,021     $ 55,124,611
                                                      ============     ============     ===========     ============

                                                                  Bond                      Short-Term Bond
                                                                  Fund                           Fund
                                                     ----------------------------     ---------------------------
                                                           1998            1997            1998            1997
                                                      -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .............................  $ 2,930,802     $ 1,556,798     $ 2,872,482     $ 2,894,977
 Net realized gain on investments and futures
  transactions .....................................      882,978         554,916         134,321          94,100
 Change in net unrealized appreciation/
  depreciation on investments and futures ..........      484,458         250,147         (70,717)       (126,661)
                                                      -----------     -----------     -----------     -----------
 Increase in net assets from operations ............    4,298,238       2,361,861       2,936,086       2,862,416
                                                      -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .............................   (2,885,694)     (1,565,376)     (2,766,402)     (2,916,272)
 Net realized gain (loss) on investment
  transactions .....................................     (652,359)       (421,167)             --              --
                                                      -----------     -----------     -----------     -----------
  Total dividends and distributions ................   (3,538,053)     (1,986,543)     (2,766,402)     (2,916,272)
                                                      -----------     -----------     -----------     -----------
 Increase (decrease) from capital share transactions
  (Note 5) .........................................   13,573,543      25,984,244       3,174,130      (4,969,789)
                                                      -----------     -----------     -----------     -----------
   Total increase (decrease) in net assets .........   14,333,728      26,359,562       3,343,814      (5,023,645)
NET ASSETS: ........................................
 Beginning of period ...............................   45,945,502      19,585,940      47,634,847      52,658,492
                                                      -----------     -----------     -----------     -----------
 End of period .....................................  $60,279,230     $45,945,502     $50,978,661     $47,634,847
                                                      ===========     ===========     ===========     ===========

                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to Chase Vista Funds. U.S. Treasury Income Fund ("CVUSTI") (formerly the U.S. Government Income Fund), U.S. Government Securities Fund ("CVUSGS"), Bond Fund ("CVBF"), and Short-Term Bond Fund ("CVSTBF"), collectively, the "Funds", are four separate portfolios of the Trust.

The Funds offer various classes of shares as follows:

Fund       Classes Offered
----       ---------------
CVUSTI     Class A, Class B
CVUSGS     Class A, Institutional
CVBF       Class A, Class B, Institutional
CVSTBF     Class A, Institutional

Class A shares generally provide for a front-end sales charge while Class B shares provide for a contingent deferred sales charge. No sales charges are assessed with respect to the Institutional Class ("Class I"). All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.
   The funds invest in exchange-traded interest rate futures and options for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the nominal value of the futures contracts.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   As of October 31, 1998, the Funds had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

   D. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums, except CVUSTI, and accretion of discounts.

   E. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

   F. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   G. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition --"temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   H. Dollar rolls -- The Funds (with the exception of CVUSTI) may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30%, 0.30%, 0.30% and 0.25% of the average daily net assets for CVUSTI, CVUSGS, CVBF and CVSTBF, respectively. The Adviser, voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund pursuant to a Sub-Investment Advisory Agreement

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% for CVUSTI, CVUSGS and CVBF, and 0.10% for CVSTBF of average daily net assets.

   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agent will receive a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of the Funds.

   Since inception of the Funds, Chase, and certain affiliates have been the only Shareholder Servicing Agents of the Funds. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A and B for the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class A Distribution Plans provide that each Fund shall pay distributions fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B Distribution Plan provides that each Fund shall pay distribution fees, including payments to annual net assets of the Class B Shares for its distribution services.

   The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.E below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of the administration fees as outlined in Note 2.E. below.

   E. Waivers of fees -- For the year ended October 31, 1998, the Investment Adviser, Shareholder Servicing Agent, Administrator and Distributor voluntarily waived fees for each of the Funds as follows:


  Fee                               CVUSTI     CVUSGS      CVBF      CVSTBF
  ---                              --------   --------   --------   --------
  Administration ................        --   $ 75,057   $ 80,134   $ 77,747
  Distribution ..................  $121,968      6,322     35,089     10,701
  Investment Advisory ...........   104,604    150,114    160,268    129,578
  Shareholder Servicing .........   102,503      6,591    104,588    114,073
                                   --------   --------   --------   --------
  Total .........................  $329,075   $238,084   $380,079   $332,099
                                   ========   ========   ========   ========

   F. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. Investment Transactions -- For the year ended October 31, 1998, purchases and sales of investments (excluding short-term investments) were as follows:

                                   CVUSTI           CVUSGS           CVBF            CVSTBF
                                -----------      -----------      -----------      -----------
   Purchases (excluding
     U.S. Government).....               --               --      $25,242,328      $33,725,204
   Sales (excluding
     U.S. Government).....               --               --       28,280,417       41,352,346
   Purchases of
     U.S. Government .....      $52,230,070     $277,557,714      120,529,500      144,428,757
   Sales of
     U.S. Government .....       75,054,919      264,343,043      107,401,534      132,415,038

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1998 are as follows:

                                   CVUSTI           CVUSGS           CVBF            CVSTBF
                                -----------      -----------      -----------      -----------
   Aggregate cost ...........   $76,155,647      $66,247,024      $80,888,588      $51,780,926
                                -----------      -----------      -----------      -----------
   Gross unrealized
     appreciation ...........    $1,983,141       $1,815,570       $1,125,110       $  231,219
   Gross unrealized
     depreciation ...........      (888,464)         (29,558)        (236,699)        (123,058)
                                -----------      -----------      -----------      -----------
   Net unrealized
     appreciation
     (depreciation) .........    $1,096,677       $1,786,012       $  888,411       $  108,161
                                ===========      ===========      ===========      ===========

At October 31, 1998, the CVUSTI had a net capital loss carryover of approximately $3,186,000, which will be available to offset capital gains arising through October 31, 2003. During the current year, the CVUSTI utilized approximately $2,519,000 of loss carryovers. During the current year, the CVUSGI utilized approximately $545,000 of loss carryovers. At October 31, 1998, the CVSTBF had a net capital loss carryover of approximately $812,000, which will be available to offset capital gains arising through October 31, 2003. During the current year, the CVSTBF utilized approximately $187,000 of loss carryovers. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:

                                                         U.S. Treasury Income Fund
                                      ------------------------------------------------------------
                                                Year Ended                      Year Ended
                                                 10/31/98                        10/31/97
                                      ------------------------------------------------------------
                                         Amount           Shares         Amount           Shares
                                      ------------      ----------    ------------      ----------
            Class A
Shares sold ........................  $ 28,639,183       2,512,357    $ 17,269,062       1,559,726
Shares issued in reinvestment
  of distributions .................     3,180,345         279,453       3,401,952         307,858
Shares redeemed ....................   (56,340,906)     (4,944,856)    (42,298,156)     (3,808,141)
                                      ------------      ----------    ------------      ----------
Net increase (decrease) in
  Trust shares outstanding .........  $(24,521,378)     (2,153,046)   $(21,627,142)     (1,940,557)
                                      ============      ==========    ============      ==========

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                           U.S. Treasury Income Fund
                                        ----------------------------------------------------------
                                                 Year Ended                        Year Ended
                                                  10/31/98                          10/31/97
                                        --------------------------      --------------------------
                                          Amount           Shares         Amount           Shares
                                        ----------        --------      ----------        --------
            Class B
Shares sold ........................    $7,534,849         657,162      $3,269,722         297,277
Shares issued in reinvestment
  of distributions .................       481,261          42,271         398,315          36,079
Shares redeemed ....................    (4,328,933)       (380,469)     (3,971,423)       (360,294)
                                        ----------        --------      ----------        --------
Net increase (decrease) in
  Trust shares outstanding .........    $3,687,177         318,964      $ (303,386)        (26,938)
                                        ==========        ========      ==========        ========


                                                       U.S. Government Securities Fund
                                       -----------------------------------------------------------
                                                 Year Ended                        Year Ended
                                                  10/31/98                          10/31/97
                                        --------------------------      --------------------------
                                          Amount           Shares         Amount           Shares
                                        ----------        --------      ----------        --------
            Class A
Shares sold ........................    $2,028,415         197,213     $   549,982          55,802
Shares issued in reinvestment
  of distributions .................       114,175          11,175         171,581          17,393
Shares redeemed ....................    (1,214,368)       (119,576)     (1,815,693)       (183,713)
                                        ----------        --------     -----------        --------
Net increase (decrease) in
  Trust shares outstanding .........    $  928,222          88,812     $(1,094,130)       (110,518)
                                        ==========        ========     ===========        ========

                                                         U.S. Government Securities Fund
                                       -----------------------------------------------------------
                                                 Year Ended                        Year Ended
                                                  10/31/98                          10/31/97
                                        --------------------------      --------------------------
                                          Amount           Shares         Amount           Shares
                                        ----------        --------      ----------        --------
            Class I
Shares sold ........................   $ 8,628,880         850,897    $ 14,832,339       1,501,089
Shares issued in reinvestment
  of distributions .................        75,230           7,378         359,775          36,601
Shares redeemed ....................    (9,978,016)       (984,561)    (31,026,611)     (3,153,376)
                                       -----------        --------    ------------      ----------
Net increase (decrease) in
  Trust shares outstanding .........   $(1,273,906)       (126,286)   $(15,834,497)     (1,615,686)
                                       ===========        ========    ============      ==========

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                              Bond Fund
                                      ------------------------------------------------------------
                                               Year Ended                     Year Ended
                                                10/31/98                       10/31/97
                                      ----------------------------     ---------------------------
                                         Amount           Shares         Amount           Shares
                                      ------------      ----------     -----------       ---------
            Class A
Shares sold ...................       $ 23,551,072       2,184,341     $26,602,921       2,486,484
Shares issued in reinvestment
  of distributions ............            735,711          68,116         117,182          11,037
Shares redeemed ...............        (17,554,138)     (1,621,337)     (1,593,402)       (150,272)
                                      ------------      ----------     -----------       ---------
Net increase (decrease) in
  Trust shares outstanding ....       $  6,732,645         631,120     $25,126,701       2,347,249
                                      ============      ==========     ===========       =========


                                                                Bond Fund
                                        ----------------------------------------------------------
                                               Year Ended                     Year Ended
                                                10/31/98                       10/31/97
                                        --------------------------     ---------------------------
                                         Amount           Shares         Amount           Shares
                                        ----------        --------      ----------         -------
            Class B
Shares sold .........................   $4,647,039         426,908      $1,489,103         139,177
Shares issued in reinvestment
  of distributions ..................      126,728          11,676         72,014            6,801

Shares redeemed .....................   (1,417,809)       (130,440)      (951,913)         (89,193)
                                        ----------        --------      ----------         -------
Net increase (decrease) in
  Trust shares outstanding ..........   $3,355,958         308,144      $ 609,204           56,785
                                        ==========        ========      ==========         =======


                                                                Bond Fund
                                        ----------------------------------------------------------
                                               Year Ended                     Year Ended
                                                10/31/98                       10/31/97
                                        --------------------------     ---------------------------
                                         Amount           Shares         Amount           Shares
                                        ----------        --------      ----------         -------
            Class I
Shares sold ........................    $7,730,506         712,435      $6,196,592         584,008
Shares issued in reinvestment
  of distributions .................     1,109,389         102,993       1,353,464         128,627
Shares redeemed ....................    (5,354,955)       (497,492)     (7,301,717)       (699,075)
                                        ----------        --------      ----------        --------
Net increase (decrease) in
  Trust shares outstanding .........    $3,484,940         317,936      $  248,339          13,560
                                        ==========        ========      ==========        ========

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                           Short-Term Bond Fund
                                       -------------------------------------------------------------
                                                Year Ended                       Year Ended
                                                 10/31/98                         10/31/97
                                       ----------------------------     ----------------------------
                                          Amount           Shares          Amount           Shares
                                       ------------      ----------     ------------      ----------
            Class A
Shares sold ........................   $ 49,539,262       4,906,702     $ 24,856,342       2,467,419
Shares issued in reinvestment
  of distributions .................        573,803          56,874          414,005          41,121
Shares redeemed ....................    (40,341,543)     (3,994,306)     (24,816,324)     (2,466,062)
                                       ------------      ----------     ------------      ----------
Net increase (decrease) in
  Trust shares outstanding .........   $  9,771,522         969,270     $    454,023          42,478
                                       ============      ==========     ============      ==========


                                                           Short-Term Bond Fund
                                       -------------------------------------------------------------
                                                Year Ended                       Year Ended
                                                 10/31/98                         10/31/97
                                       ----------------------------     ----------------------------
                                          Amount           Shares          Amount           Shares
                                       ------------      ----------     ------------      ----------
            Class I
Shares sold ........................   $ 12,482,771       1,233,780     $ 12,347,482       1,223,232
Shares issued in reinvestment
  of distributions .................      1,230,241         121,789        1,921,759         190,597
Shares redeemed ....................    (20,310,404)     (2,010,310)     (19,693,053)     (1,951,222)
                                       ------------      ----------     ------------      ----------
Net increase (decrease) in
  Trust shares outstanding .........   $ (6,597,392)       (654,741)    $ (5,423,812)       (537,393)
                                       ============      ==========     ============      ==========

6. Retirement Plan -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1998, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows:

                                                                   Accrued
                                                      Pension      Pension
                                                     Expenses     Liability
                                                    ----------   ----------
CVUSTI ............................................   $1,562       $6,871
CVUSGS ............................................      933        4,664
CVBF ..............................................      743        2,218
CVSTBF ............................................      808        3,372

7. Bank Borrowings -- The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.055% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at October 31, 1998, nor at anytime during the year.

Chase Vista Mutual Funds
Financial Highlights
--------------------------------------------------------------------------------

                                                           U.S. Treasury Income Fund**
                                            --------------------------------------------------------
                                                                     Class A
                                            --------------------------------------------------------
                                                                   Year Ended
                                            --------------------------------------------------------
                                             10/31/98   10/31/97    10/31/96   10/31/95    10/31/94
                                             --------   --------   ---------   --------    ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period ......    $11.26     $11.13      $11.40     $10.60      $ 12.10
                                               ------     ------      ------     ------      -------
 Income from Investment Operations:
  Net Investment Income ...................     0.749      0.662       0.655      0.699        0.646
  Net Gain or (Losses) in Securities
   (both realized and unrealized) .........     0.403      0.126      (0.268)     0.798       (1.297)
                                               ------     ------      ------     ------      -------
  Total from Investment Operations ........     1.152      0.788       0.387      1.497       (0.651)
                                               ------     ------      ------     ------      -------
 Less Distributions:
  Dividends from Net Investment Income          0.752      0.657       0.656      0.697        0.646
  Distributions from Capital Gains ........        --         --          --         --        0.203
                                               ------     ------      ------     ------      -------
  Total Distributions .....................     0.752      0.657       0.656      0.697        0.849
                                               ------     ------      ------     ------      -------
Net Asset Value, End of Period ............    $11.66     $11.26      $11.13     $11.40      $ 10.60
                                               ======     ======      ======     ======      =======
Total Return (1)                                10.59%      7.35%       3.56%     14.59%       (5.58%)
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) ..    $   63     $   85      $  111     $   99      $   100
Ratios to average net assets#:
 Ratio of Expenses ........................      0.79%      0.90%       0.90%      0.87%        0.76%
 Ratio of Net Investment Income ...........      6.53%      5.97%       5.89%      6.37%        5.74%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ..................      1.30%      1.21%       1.29%      1.40%        1.28%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses .....      6.02%      5.66%       5.50%      5.84%        5.22%
Portfolio Turnover Rate ...................        75%       179%        103%       164%         163%

                                                           U.S. Treasury Income Fund**
                                            --------------------------------------------------------
                                                                     Class B
                                            --------------------------------------------------------
                                                             Year Ended
                                            --------------------------------------------   11/04/93*
                                                                                            Through
                                             10/31/98   10/31/97    10/31/96   10/31/95    10/31/94
                                            ---------- ---------- ----------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ......    $11.25     $11.11     $ 11.37     $10.59     $ 11.98
                                               ------     ------    --------     ------     -------
 Income from Investment Operations:
  Net Investment Income ...................     0.646      0.580       0.571      0.621       0.592
  Net Gain or (Losses) in Securities
   (both realized and unrealized) .........     0.410      0.125      (0.265)     0.797      (1.187)
                                              -------    -------   ---------    -------    --------
  Total from Investment Operations ........     1.056      0.705       0.306      1.418      (0.595)
                                              -------    -------   ---------    -------    --------
 Less Distributions:
  Dividends from Net Investment Income          0.646      0.565       0.566      0.638       0.592
  Distributions from Capital Gains ........        --         --          --         --       0.203
                                              -------    -------   ---------    -------    --------
  Total Distributions .....................     0.646      0.565       0.566      0.638       0.795
                                              -------    -------   ---------    -------    --------
Net Asset Value, End of Period ............    $11.66     $11.25     $ 11.11     $11.37     $ 10.59
                                              =======    =======   =========    =======    ========
Total Return (1)                                 9.68%      6.56%       2.82%     13.80%      (5.18%)
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) ..    $   14     $   11     $    11     $   11     $     6
Ratios to average net assets#:
 Ratio of Expenses ........................      1.64%      1.64%       1.64%      1.62%      1.50%
 Ratio of Net Investment Income ...........      5.69%      5.24%       5.12%      5.53%      5.28%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ..................      1.79%      1.71%       1.79%      1.89%      1.78%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses .....      5.54%      5.17%       4.97%      5.26%      5.00%
Portfolio Turnover Rate ...................        75%       179%        103%       164%       163%

-------------
(1) Total return figures do not include the effect of any sales load.
  * Commencement of offering class of shares.
  # Short periods have been annualized.
 ** Formerly known as the Vista U.S. Government Income Fund.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                      U.S. Government Securities Fund
                                                                        --------------------------------------------------------
                                                                                     Class A                      Class I
                                                                        ---------------------------------- ---------------------
                                                                              Year Ended       05/06/96**        Year Ended
                                                                        ---------------------    Through   ---------------------
                                                                         10/31/98   10/31/97    10/31/96    10/31/98   10/31/97
                                                                        ---------- ---------- ------------ ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................    $10.06    $ 9.90      $ 9.62      $10.04     $ 9.89
                                                                           ------    ------      ------      ------     ------
 Income from Investment Operations:
  Net Investment Income ...............................................     0.496     0.580       0.259       0.526      0.590
  Net Gains or Losses in Securities (both realized and unrealized)          0.458     0.146       0.255       0.446      0.152
                                                                           ------    ------      ------      ------     ------
  Total from Investment Operations ....................................     0.954     0.726       0.514       0.972      0.742
                                                                           ------    ------      ------      ------     ------
 Less Distributions:
  Dividends from Net Investment Income ................................     0.504     0.566       0.234       0.522      0.591
  Distributions from Capital Gains ....................................        --        --                      --         --
                                                                           ------    ------      ------      ------     ------
  Total Distributions .................................................     0.504     0.566       0.234       0.522      0.591
                                                                           ------    ------      ------      ------     ------
Net Asset Value, End of Period ........................................    $10.51    $10.06      $ 9.90      $10.49     $10.04
                                                                           ======    ======      ======      ======     ======
Total Return (1) ......................................................      9.75%     7.61%       5.41%       9.94%      7.78%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) ..............................    $    3    $    2      $    3      $   53     $   53
Ratios to average net assets#:
 Ratio of Expenses ....................................................      0.80%     1.05%       1.05%       0.60%      0.85%
 Ratio of Net Investment Income .......................................      4.95%     5.61%       5.30%       5.17%      5.78%
 Ratio of Expenses Without Waivers and Assumption of Expenses..........      1.70%     1.57%       1.55%       0.85%      0.91%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .............................................      4.05%     5.09%       5.00%       4.92%      5.72%
Portfolio Turnover Rate ...............................................       590%      569%        101%        590%       569%


                                                                          U.S. Government Securities Fund
                                                                        -----------------------------------
                                                                                      Class I
                                                                        -----------------------------------
                                                                         12/01/95(2)        Year Ended
                                                                           Through   ----------------------
                                                                          10/31/96    11/30/95    11/30/94
                                                                        ------------ ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................    $ 10.18     $ 9.23     $ 10.27
                                                                           -------     ------     -------
 Income from Investment Operations:
  Net Investment Income ...............................................      0.501      0.560       0.500
  Net Gains or Losses in Securities (both realized and unrealized)          (0.302)     0.950      (0.940)
                                                                           -------     ------     -------
  Total from Investment Operations ....................................      0.199      1.510      (0.440)
                                                                           -------     ------     -------
 Less Distributions:
  Dividends from Net Investment Income ................................      0.489      0.560       0.500
  Distributions from Capital Gains ....................................         --         --       0.100
                                                                           -------     ------     -------
  Total Distributions .................................................      0.489      0.560       0.600
                                                                           -------     ------     -------
Net Asset Value, End of Period ........................................    $  9.89     $10.18     $  9.23
                                                                           =======     ======     =======
Total Return (1) ......................................................       2.09%     16.82%      (4.41%)
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) ..............................    $    68     $   83     $    83
Ratios to average net assets#:
 Ratio of Expenses ....................................................       0.85%      0.85%       0.85%
 Ratio of Net Investment Income .......................................       5.55%      5.78%       5.15%
 Ratio of Expenses Without Waivers and Assumption of Expenses..........       1.04%      1.11%       1.04%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .............................................       5.36%      5.52%       4.96%
Portfolio Turnover Rate ...............................................        101%       220%        134%

-----------
 ** Commencement of offering of class of shares.
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any sales load.
(2) In 1996, the Fund changed its fiscal year end from November 30 to October 31.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                           Bond Fund
                                              -------------------------------------------------------------------
                                                           Class A                            Class B
                                              ---------------------------------- --------------------------------
                                                   Year Ended                         Year Ended
                                              ---------------------  05/06/96**  --------------------  05/06/96**
                                                                       Through                          Through
                                               10/31/98   10/31/97    10/31/96    10/31/98   10/31/97   10/31/96
                                              ---------- ---------- ------------ ---------- --------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........   $10.82     $10.71      $10.39      $10.87     $10.76      $10.39
                                                ------     ------      ------      ------     ------      ------
 Income from Investment Operations:
  Net Investment Income .....................    0.588      0.629       0.288       0.501      0.578       0.233
  Net Gains or Losses in Securities
   (both realized and unrealized) ...........    0.269      0.330       0.310       0.269      0.323       0.368
                                                ------     ------      ------      ------     ------      ------
  Total from Investment Operations ..........    0.857      0.959       0.598       0.770      0.901       0.601
                                                ------     ------      ------      ------     ------      ------
 Less Distributions:
  Dividends from Net Investment Income ......    0.575      0.638       0.278       0.498      0.580       0.231
  Distributions from Capital Gains ..........    0.142      0.210          --       0.142      0.210          --
                                                ------     ------      ------      ------     ------      ------
  Total Distributions .......................    0.717      0.848       0.278       0.640      0.790       0.231
                                                ------     ------      ------      ------     ------      ------
Net Asset Value, End of Period ..............   $10.96     $10.82      $10.71      $11.00     $10.87      $10.76
                                                ======     ======      ======      ======     ======      ======
Total Return (1) ............................     8.22%      9.45%       5.95%       7.33%      8.32%       6.12%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) ....   $   33     $   26      $    1      $    4     $    1      $    1
Ratios to average net assets#:
 Ratio of Expenses ..........................     0.77%      0.92%       0.90%       1.55%      1.64%       1.65%
 Ratio of Net Investment Income .............     5.44%      6.11%       5.75%       4.63%      5.26%       4.97%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ....................     1.52%      1.61%       2.39%       2.00%      2.07%       2.93%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses .......     4.69%      5.42%       4.26%       4.18%      4.83%       3.69%
Portfolio Turnover Rate .....................      329%       823%        122%        329%       823%        122%


                                                                      Bond Fund
                                              --------------------------------------------------------
                                                                      Class I
                                              --------------------------------------------------------
                                                                     Year Ended
                                              --------------------------------------------------------
                                               10/31/98   10/31/97    10/31/96   10/31/95    10/31/94
                                              ---------- ---------- ----------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........   $10.82     $10.71      $10.91      $10.08    $ 11.30
                                                ------     ------      ------      ------    -------
 Income from Investment Operations:
  Net Investment Income .....................    0.617      0.680       0.665       0.687      0.667
  Net Gains or Losses in Securities
   (both realized and unrealized) ...........    0.259      0.324      (0.148)      0.854     (1.140)
                                               -------    -------     -------     -------   --------
  Total from Investment Operations ..........    0.876      1.004       0.517       1.541     (0.473)
                                               -------    -------     -------     -------   --------
 Less Distributions:
  Dividends from Net Investment Income ......    0.614      0.684       0.662       0.687      0.667
  Distributions from Capital Gains ..........    0.142      0.210       0.055       0.024      0.081
                                               -------    -------     -------     -------   --------
  Total Distributions .......................    0.756      0.894       0.717       0.711      0.748
                                               -------    -------     -------     -------   --------
Net Asset Value, End of Period ..............   $10.94     $10.82      $10.71      $10.91    $ 10.08
                                               =======    =======     =======     =======   ========
Total Return (1) ............................     8.42%      9.93%       4.90%      15.83%     (4.30%)
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) ....   $   21     $   18      $   18      $   57    $    52
Ratios to average net assets#:
 Ratio of Expenses ..........................     0.50%      0.50%       0.36%       0.31%      0.31%
 Ratio of Net Investment Income .............     5.72%      6.42%       6.23%       6.56%      6.27%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ....................     1.20%      1.17%       0.87%       0.87%      0.92%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses .......     5.02%      5.75%       5.72%       6.00%      5.66%
Portfolio Turnover Rate .....................      329%       823%        122%         30%        17%

------------
 ** Commencement of offering of class of shares.
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any sales load.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                               Short-Term Bond Fund
                                                                        ----------------------------------
                                                                                     Class A
                                                                        ----------------------------------
                                                                              Year Ended        05/06/96**
                                                                        ----------------------   Through
                                                                         10/31/98    10/31/97    10/31/96
                                                                        ---------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................   $10.10     $ 10.10      $10.03
                                                                          ------     -------      ------
 Income from Investment Operations:
  Net Investment Income ...............................................    0.533       0.580       0.262
  Net Gains or Losses in Securities (both realized and unrealized)         0.018      (0.001)      0.072
                                                                          ------    --------     -------
  Total from Investment Operations ....................................    0.551       0.579       0.334
                                                                          ------    --------     -------
 Less Distributions:
  Dividends from Net Investment Income ................................    0.511       0.579       0.264
  Distributions from Capital Gains ....................................       --          --          --
                                                                          ------    --------     -------
  Total Distributions .................................................    0.511       0.579       0.264
                                                                          ------    --------     -------
Net Asset Value, End of Period ........................................   $10.14     $ 10.10      $10.10
                                                                          ======    ========     =======
Total Return (1) ......................................................     5.58%       5.91%       3.41%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) ..............................   $   19     $    10      $   10
Ratios to average net assets#:
 Ratio of Expenses ....................................................     0.76%       0.75%       0.75%
 Ratio of Net Investment Income .......................................     5.28%       5.76%       5.28%
 Ratio of Expenses Without Waivers and Assumption of
  Expenses ............................................................     1.44%       1.31%       1.45%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .............................................     4.60%       5.20%       4.58%
Portfolio Turnover Rate ...............................................      439%        471%        158%


                                                                                          Short-Term Bond Fund
                                                                        -------------------------------------------------------
                                                                                          Institutional Class
                                                                        -------------------------------------------------------
                                                                                               Year Ended
                                                                        -------------------------------------------------------
                                                                         10/31/98    10/31/97   10/31/96   10/31/95    10/31/94
                                                                        ---------- ----------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..................................   $10.11     $ 10.12     $10.08     $ 9.91     $ 10.14
                                                                          ------     -------     ------     ------     -------
 Income from Investment Operations:
  Net Investment Income ...............................................    0.575       0.616      0.561      0.542       0.465
  Net Gains or Losses in Securities (both realized and unrealized)         0.019      (0.005)     0.035      0.168      (0.230)
                                                                          ------     -------     ------     ------     -------
  Total from Investment Operations ....................................    0.594       0.611      0.596      0.710       0.235
                                                                          ------     -------     ------     ------     -------
 Less Distributions:
  Dividends from Net Investment Income ................................    0.554       0.621       0556      0.542       0.465
  Distributions from Capital Gains ....................................       --          --         --         --          --
                                                                          ------     -------     ------     ------     -------
  Total Distributions .................................................    0.554       0.621      0.556      0.542       0.465
                                                                          ------     -------     ------     ------     -------
Net Asset Value, End of Period ........................................   $10.15     $ 10.11     $10.12     $10.08     $  9.91
                                                                          ======     =======     ======     ======     =======
Total Return (1) ......................................................     6.03%       6.23%      6.10%      7.37%       2.38%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) ..............................   $   31     $    38     $   43     $   36     $    36
Ratios to average net assets#:
 Ratio of Expenses ....................................................     0.42%       0.42%      0.35%      0.32%       0.31%
 Ratio of Net Investment Income .......................................     5.68%       6.08%      5.59%      5.41%       4.59%
 Ratio of Expenses Without Waivers and Assumption of
  Expenses ............................................................     1.04%       0.93%      0.89%      0.90%       0.86%
 Ratio of Net Investment Income Without Waivers and
  Assumptions of Expenses .............................................     5.06%       5.57%      5.05%      4.83%       4.04%
Portfolio Turnover Rate ...............................................      439%        471%       158%        62%         44%

-----------
 ** Commencement of offering of class of shares.
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any sales load.

                       See notes to financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Group


In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista U.S. Treasury Income Fund, Chase Vista U.S. Government Securities Fund, Chase Vista Bond Fund and Chase Vista Short-Term Bond Fund (separate portfolios of Mutual Fund Group, hereafter referred to as the "Trust") at October 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented (for each of the two years in the period ended October 31, 1998, and the period December 1, 1995 through October 31, 1996 for Chase Vista U.S. Government Securities Fund), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of Chase Vista U.S. Government Securities Fund for each of the two years in the period ended November 30, 1995 were audited by other independent accountants whose report dated January 19, 1996 expressed an unqualified opinion on those financial statements.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 15, 1998

                                    Unaudited

Chase Vista U.S. Treasury Income Fund
Chase Vista U.S. Government Securities Fund
Chase Vista Bond Fund
Chase Vista Short-Term Bond Fund
--------------------------------------------------------------------------------

Certain tax information regarding the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 1998. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1998. The information necessary to complete your income tax returns for the calendar year ending December 31, 1998 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998.

The following represents the source and percentage of income earned from government obligations and the long-term capital gains distributed per share by the Funds:

                                                Federal      Federal
                              U.S. Treasury       Farm      Home Loan
      Chase Vista Fund         Obligations    Credit Bank      Bank
---------------------------------------------------------------------
U.S. Treasury Income              95.58%         0.30%        1.00%
U.S. Government Securities        56.00%         0.05%        7.40%
Bond                              33.22%           --           --


                                  Federal       Federal                   Government
                                 Home Loan      National      Federal       National    Student Loan
                                  Mortgage      Mortgage      Mortgage      Mortgage     Marketing
      Chase Vista Fund          Corporation   Association   Corporation   Association   Association
----------------------------------------------------------------------------------------------------
U.S. Treasury Income               1.77%          0.18%         0.55%           --          0.19%
U.S. Government Securities         6.88%         13.80%         7.52%         8.08%         0.27%
Bond                               3.67%          8.13%          --           2.15%           --
Short-Term Bond                    4.18%         13.62%          --            --           0.17%

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








                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

[C] the Chase Manhattan Bank, 1998, 1999.                 December 1998


Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039